================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-6444


                         Smith Barney Investment Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                      125 Broad Street, New York, NY 10004
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)


              Registrant's telephone number, including area code:
                                 (800) 451-2010


                     Date of fiscal year end:  May 31
                     Date of reporting period: May 31, 2003

================================================================================

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                 INTERMEDIATE
                               MATURITY NEW YORK
                                MUNICIPALS FUND

                      SEMI-ANNUAL REPORT  |  MAY 31, 2003


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed. is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE

Letter From the Chairman...................................................  1

Schedule of Investments....................................................  2

Statement of Assets and Liabilities........................................  9

Statement of Operations.................................................... 10

Statements of Changes in Net Assets........................................ 11

Notes to Financial Statements.............................................. 12

Financial Highlights....................................................... 18

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 18, 2003

--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

 1 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                                MAY 31, 2003


   FACE
  AMOUNT   RATING(a)                             SECURITY                                  VALUE
----------------------------------------------------------------------------------------------------
Education -- 26.8%
$1,000,000 AA-       City University of New York, COP, John Jay College,
                      6.000% due 8/15/06                                                $  1,125,240
   710,000 A-        Hempstead Town Industrial Development Agency, Adelphi
                      University, Civic Facility Revenue, 5.250% due 2/1/14                  777,606
   860,000 Aaa*      Huntington Union Free School District, FGIC-Insured,
                      5.500% due 7/15/11                                                   1,020,605
                     Monroe County Industrial Development Agency, Civic Facility
                      Revenue, Nazareth College, (Rochester Project), MBIA-Insured:
   400,000 Aaa*          4.000% due 10/1/10                                                  434,060
   415,000 Aaa*          4.000% due 10/1/11                                                  446,943
   435,000 Aaa*          4.125% due 10/1/12                                                  470,487
                     Nassau County Industrial Development Agency, Civic Facility
                      Revenue, Refunded, (Hofstra University Project), MBIA-Insured:
 1,250,000 AAA           5.250% due 7/1/13                                                 1,468,000
 2,000,000 AAA           5.250% due 7/1/14+                                                2,349,140
 2,000,000 AAA       New York Educational Construction Fund, Series A, MBIA-Insured,
                      6.500% due 4/1/04+                                                   2,090,800
                     New York State Dormitory Authority, Revenue Bonds:
                       City University System:
 2,000,000 AAA          Consolidated Second General Resolution, FGIC-Insured,
                         5.000% due 7/1/16+                                                2,184,620
 2,400,000 AAA          Refunded, AMBAC-Insured, 5.750% due 7/1/12+                        2,906,016
   640,000 Aaa*        New York Law School, AMBAC-Insured, 5.200% due 7/1/08                 735,027
 5,190,000 AAA         New York University, Series A, AMBAC-Insured,
                        5.000% due 7/1/11                                                  6,134,632
 1,370,000 AAA         NYSARC, Inc., Series A, FSA-Insured, 5.000% due 7/1/12              1,555,936
 3,500,000 AA-         Series B, 5.250% due 11/15/23+                                      3,978,485
   500,000 AAA         Siena College, MBIA-Insured, 5.000% due 7/1/10                        573,255
 1,100,000 AA          St. Thomas Aquinas, 5.000% due 7/1/14                               1,197,625
                       State University Dormitory Facilities, Lease Revenue:
 4,230,000 AA-          5.250% due 7/1/13+                                                 4,854,348
 1,250,000 AA-          5.375% due 7/1/14                                                  1,444,525
 1,595,000 AAA         State University Educational Facilities, Series B, FSA-Insured,
                        5.250% due 5/15/13                                                 1,870,169
 5,000,000 AA-         Third General Resolution, 5.250% due 11/15/13                       5,763,800
   725,000 AAA         Yeshiva University, AMBAC-Insured, 5.375% due 7/1/15                  831,415
---------------------------------------------------------------------------------------------------
                                                                                          44,212,734
---------------------------------------------------------------------------------------------------
Finance -- 6.0%
                     City of Troy Municipal Assistance Corp., MBIA-Insured:
                       Series A:
 1,080,000 AAA          5.000% due 1/15/08                                                 1,204,254
 1,100,000 AAA          5.000% due 1/15/16                                                 1,186,449
 1,990,000 AAA         Series B, zero coupon due 1/15/19                                   1,038,322


                      See Notes to Financial Statements.


 2 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003


   FACE
  AMOUNT   RATING(a)                           SECURITY                                VALUE
------------------------------------------------------------------------------------------------
Finance -- 6.0% (continued)
                     New York City Transitional Finance Authority Revenue,
                      Future Tax Secured:
$2,400,000 A-1+          NYC Recovery, Series 3, Sub-Series 3E,
                          1.300% due 11/1/22 (b)                                    $  2,400,000
                         Series B:
 1,100,000 A-1+           1.300% due 2/1/31 (b)                                        1,100,000
 1,600,000 AAA            MBIA-Insured, 5.250% due 5/1/12                              1,862,624
 1,000,000 AA+           Series C, 5.375% due 2/1/15                                   1,131,900
-----------------------------------------------------------------------------------------------
                                                                                       9,923,549
-----------------------------------------------------------------------------------------------
General Obligation -- 20.0%
                     Buffalo GO:
   575,000 AAA         General Improvements, Series A, FSA-Insured,
                        4.500% due 11/15/14                                              626,215
 1,390,000 AAA         Parking Revenue, Series C, FSA-Insured, 4.500% due 11/15/14     1,513,807
 1,540,000 AAA         Series B, (Escrowed to maturity with U.S. government
                        securities), 4.750% due 2/1/16                                 1,758,773
 1,000,000 AAA       Erie County Public Improvement Project GO, Series A,
                      FGIC-Insured, 5.750% due 10/1/11                                 1,171,910
 1,000,000 A         Monroe County Public Improvement Project GO, Series A,
                      6.000% due 3/1/18                                                1,255,560
 1,000,000 AAA       Nassau County GO, Combined Sewer District, Series E,
                      MBIA-Insured, 5.400% due 5/1/10                                  1,160,210
                     New York City GO:
 2,000,000 A           Series A, 7.000% due 8/1/04+                                    2,121,240
                       Series B:
 1,000,000 AAA          IBC/MBIA-Insured, 4.900% due 8/1/09                            1,128,860
 1,000,000 A-1          Sub-Series B6, MBIA-Insured, 1.300% due 8/15/02 (b)            1,000,000
   900,000 A-1+        Series E, Sub-Series E5, LOC-JP Morgan Chase & Co.,
                         1.300% due 8/1/19 (b)                                           900,000
 1,750,000 A           Series J, 5.000% due 6/1/09                                     1,927,520
   435,000 AAA       Niagara County GO, Environmental Infrastructure, Series A,
                      MBIA-Insured, 5.250% due 8/15/13                                   513,291
   630,000 Aaa*      Nyack Union Free School District GO, FGIC-Insured,
                      5.250% due 12/15/15                                                752,378
 5,000,000 AAA       Puerto Rico Commonwealth, Public Improvement GO, Series B,
                      FGIC-Insured, 5.500% due 7/1/12                                  5,986,500
                     Pulaski Center School District GO, FGIC-Insured:
   445,000 Aaa*        5.000% due 6/15/11                                                511,514
   780,000 Aaa*        5.000% due 6/15/12                                                900,596
                     Roslyn Union Free School District GO:
   750,000 Aa2*        4.250% due 10/15/10                                               828,195
   940,000 Aa2*        4.250% due 10/15/11                                             1,023,575
   930,000 Aa2*        4.250% due 10/15/12                                             1,004,354
                     Suffolk County GO, Series A:
 1,000,000 AAA         FGIC-Insured, 5.250% due 8/1/13                                 1,179,400
 1,880,000 AAA         Public Improvement, Refunded, MBIA-Insured,
                        5.250% due 4/1/13                                              2,178,882


                      See Notes to Financial Statements.


 3 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003

   FACE
  AMOUNT   RATING(a)                           SECURITY                              VALUE
----------------------------------------------------------------------------------------------
General Obligation -- 20.0% (continued)
                     Yonkers GO, FGIC-Insured:
$1,125,000 AAA         Series A, 5.000% due 9/1/14                                $  1,230,705
 2,050,000 AAA         Series C, 5.000% due 6/1/15+                                  2,244,361
----------------------------------------------------------------------------------------------
                                                                                    32,917,846
----------------------------------------------------------------------------------------------
Government Facilities -- 4.8%
                     New York State Urban Development Corp., Revenue Bonds,
                      Series A:
 5,000,000 AA-           5.500% due 1/1/17+                                          5,703,050
 1,900,000 AA-           Correctional Facilities, 6.500% due 1/1/09+                 2,278,936
----------------------------------------------------------------------------------------------
                                                                                     7,981,986
----------------------------------------------------------------------------------------------
Hospitals -- 3.1%
   500,000 AAA       East Rochester Housing Authority Revenue, North Park Nursing
                      Home, GNMA-Collateralized, 4.350% due 10/20/11                   542,715
                     New York State Dormitory Authority, Revenue Bonds:
 1,000,000 AA-         Mental Health Services Facilities Improvement,
                        6.000% due 2/15/12                                           1,205,990
 1,500,000 AAA         Municipal Health Facility Improvement Program, Series 1,
                        FSA-Insured, 5.500% due 1/15/14                              1,744,770
   500,000 Ba3*        Nyack Hospital, Series A, 6.250% due 7/1/13                     435,210
 1,000,000 AAA         Presbyterian Hospital, Series A, AMBAC/FHA-Insured,
                        5.500% due 2/15/07                                           1,130,590
----------------------------------------------------------------------------------------------
                                                                                     5,059,275
----------------------------------------------------------------------------------------------
Housing: Multi-Family -- 0.6%
 1,000,000 AAA       New York State Housing Corp., (Battery Park City Project),
                      6.000% due 11/1/03                                             1,014,550
----------------------------------------------------------------------------------------------
Industrial Development -- 4.5%
   535,000 NR        Amherst Industrial Development Agency, Lease Revenue, Multi-
                      Surface Rink Complex, Series A, (Escrowed to maturity with
                      U.S. government securities), 5.050% due 10/1/05 (c)              582,337
                     New York City IDA, Civil Facilities Revenue:
   600,000 AAA         New York University Project, AMBAC-Insured,
                        4.125% due 7/1/11                                              650,316
   500,000 Baa1*       YMCA Greater NY Project, 6.000% due 8/1/07                      563,630
   605,000 AA-       Onondaga County IDA, (Syracuse Home Association Project),
                      5.000% due 12/1/13                                               660,938
 1,000,000 A+        Syracuse IDA, Civic Facilities Revenue, (Crouse Health Inc.
                      Project), 5.000% due 1/1/10                                    1,061,980
                     Troy IDA, Civic Facility Revenue, Rensselaer Polytechnic
                      Institution, Series A:
 1,150,000 A+           5.500% due 9/1/11                                            1,348,410
 1,100,000 A+           5.500% due 9/1/12                                            1,302,906
 1,000,000 A+           5.500% due 9/1/13                                            1,176,570
----------------------------------------------------------------------------------------------
                                                                                     7,347,087
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 4 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003


   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Life Care Systems -- 0.2%
$  340,000 AA        New York State Dormitory Authority Revenue, Hebrew
                      Home for the Aged, FHA-Insured, 5.625% due 2/1/17            $    362,811
-----------------------------------------------------------------------------------------------
Miscellaneous -- 5.2%
 1,575,000 BBB+      Albany Parking Authority Revenue, Series B,
                      5.250% due 10/15/12                                             1,721,491
   500,000 A         Capital District Youth Center, Lease Revenue, LOC-Keybank,
                      6.000% due 2/1/17                                                 544,485
 1,450,000 AA+       New York City Transitional Finance Authority Revenue,
                      Future Tax Secured, Series A, 4.750% due 11/15/16               1,547,846
   275,000 NR        North Hempstead, FGIC-Insured, 5.000% due 5/15/12                  316,014
 1,395,000 AAA       Suffolk County Judicial Facilities Agency, Service Agreement
                      Revenue, John P. Cohalan Complex, AMBAC-Insured,
                      5.750% due 10/15/11                                             1,627,226
                     Virgin Islands Public Finance Authority Revenue, Series A:
 1,580,000 BBB-        5.300% due 10/1/11+                                            1,701,376
 1,000,000 BBB-        5.500% due 10/1/13                                             1,077,340
-----------------------------------------------------------------------------------------------
                                                                                      8,535,778
-----------------------------------------------------------------------------------------------
Pollution Control -- 1.2%
   750,000 BBB       Essex County Industrial Development Agency, PCR,
                      5.700% due 7/1/16 (d)                                             799,170
 1,200,000 A-1       New York State Energy Research & Development Authority, PCR,
                      LOC-Bank One N.A., 1.250% due 6/1/29 (b)                        1,200,000
-----------------------------------------------------------------------------------------------
                                                                                      1,999,170
-----------------------------------------------------------------------------------------------
Transportation -- 15.5%
                     Metropolitan Transit Authority New York:
                       Dedicated Tax Fund, Series A:
 3,000,000 AAA          FGIC-Insured, 5.250% due 11/15/11+                            3,512,550
 2,000,000 AAA          FSA-Insured, 5.500% due 11/15/13+                             2,370,660
 1,000,000 AAA         Service Contract, Refunded, Series A, FGIC-Insured,
                        5.000% due 7/1/12                                             1,151,830
                     New York State Thruway Authority:
 1,545,000 AA-         General Revenue, Series E, 5.000% due 1/1/16                   1,666,901
                       Highway & Bridge Transportation Fund:
 1,000,000 AAA          Series A, FGIC-Insured, 5.500% due 4/1/16                     1,160,570
 1,500,000 AAA          Series B, MBIA-Insured, 5.250% due 4/1/11                     1,739,430
 1,600,000 AAA       Niagara Falls Bridge Commission, Toll Revenue,
                      Series B, FGIC-Insured, 5.250% due 10/1/15                      1,894,160
                     Port Authority of New York & New Jersey Special,
                      Obligation Revenue:
 1,000,000 NR           4th Installment, (Special Project), 6.750% due 10/1/11        1,074,340
 3,000,000 AAA          FGIC-Insured, 5.500% due 11/15/11+                            3,485,430
                        JFK International Airport Terminal 6, MBIA-Insured:
 1,000,000 AAA           6.000% due 12/1/07                                           1,135,080
   415,000 AAA           6.250% due 12/1/10                                             486,355
   500,000 A-1          Versatile Structure Obligation, 1.330% due 8/1/24 (b)           500,000


                      See Notes to Financial Statements.


 5 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2003


   FACE
  AMOUNT   RATING(a)                            SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Transportation -- 15.5% (continued)
                     Triborough Bridge & Tunnel Authority Revenue, General Purpose:
$2,000,000 AA-         Series A, 5.250% due 1/1/14+                                 $  2,295,600
 2,595,000 AA-         Series B, 5.250% due 11/15/14+                                  3,071,390
------------------------------------------------------------------------------------------------
                                                                                      25,544,296
------------------------------------------------------------------------------------------------
Utilities -- 3.7%
                     Long Island Power Authority, Electric System Revenue:
 1,000,000 AAA         FSA-Insured, 5.000% due 12/1/15                                 1,097,770
 2,000,000 AAA         MBIA-Insured, 5.250% due 4/1/10+                                2,278,940
 2,500,000 A-          Series B, 5.250% due 6/1/13                                     2,761,825
------------------------------------------------------------------------------------------------
                                                                                       6,138,535
------------------------------------------------------------------------------------------------
Water and Sewer -- 8.4%
                     New York City Municipal Water Finance Authority,
                      Water & Sewer Systems Revenue:
                        Series D:
 3,000,000 AA            5.000% due 6/15/12+                                           3,438,330
 3,250,000 AAA           MBIA-Insured, 5.000% due 6/15/15+                             3,564,990
   800,000 A-1+         Series G, FGIC-Insured, 1.250% due 6/15/24 (b)                   800,000
                     New York State Environmental Facility Corp.,
                      Clean Water & Drinking:
   395,000 AAA          5.250% due 6/15/14                                               443,150
   605,000 AAA          Pre-Refunded -- Escrowed with state and local
                         government securities to 6/15/08 Call @ 101,
                         5.250% due 6/15/14                                              685,755
 1,900,000 AAA          Series C, 5.250% due 6/15/14+                                  2,178,236
 1,390,000 AAA       Suffolk County Southwest Sewer District GO, MBIA-Insured,
                      6.000% due 2/1/07 (e)                                            1,596,290
 1,000,000 AAA       Suffolk County Water Authority, Waterworks Revenue,
                      MBIA-Insured, 5.100% due 6/1/09                                  1,149,240
------------------------------------------------------------------------------------------------
                                                                                      13,855,991
------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $152,590,602**)                                       $164,893,608
------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(c) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
(d) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(e) All or a portion of this security is held as collateral for open futures contracts commitments.
 + All or portion of this security is segregated for open futures contracts commitments.
**  Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 7 and 8 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.


 6 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in highest rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
       Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some- what larger than in Aaa securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations,
       i.e., they are neither highly protected nor poorly secured.
       Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.
Ba  -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B   -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

 7 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SHORT-TERM SECURITY RATINGS (UNAUDITED)


A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess over- whelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1    --Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 SECURITY DESCRIPTIONS (UNAUDITED)
ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --American Municipal Bond Assurance Corporation
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance Company
COP    --Certificate of Participation
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FLAIRS --Floating Adjustable Interest Rate Securities
FNMA   --Federal National Mortgage Association
FSA    --Financial Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HFA    --Housing Finance Authority
IBC    --Insured Bond Certificates
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MVRICS --Municipal Variable Rate Inverse Coupon Security
PCR    --Pollution Control Revenue
RIBS   --Residual Interest Bonds
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRWE   --Variable Rate Wednesday Demand


 8 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                    MAY 31, 2003


ASSETS:
  Investments, at value (Cost -- $152,590,602)                                      $164,893,608
  Interest receivable                                                                  2,012,145
  Receivable for Fund shares sold                                                      1,673,493
  Receivable from broker -- variation margin                                               7,422
------------------------------------------------------------------------------------------------
  Total Assets                                                                       168,586,668
------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                                     1,927,520
  Dividends payable                                                                      151,152
  Payable for Fund shares purchased                                                       54,960
  Bank overdraft                                                                          53,148
  Investment advisory fee payable                                                         52,234
  Administration fee payable                                                              40,221
  Distribution plan fees payable                                                          18,086
  Accrued expenses                                                                        36,160
------------------------------------------------------------------------------------------------
  Total Liabilities                                                                    2,333,481
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $166,253,187
------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                                        $     18,140
  Capital paid in excess of par value                                                158,898,047
  Undistributed net investment income                                                    139,794
  Accumulated net realized loss from investment transactions and futures contracts    (3,834,314)
  Net unrealized appreciation of investments and futures contracts                    11,031,520
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $166,253,187
------------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             14,248,611
  Class B                                                                                 33,127
  Class L                                                                              2,727,550
  Class O                                                                              1,130,971
Net Asset Value:
  Class A (and redemption price)                                                           $9.16
  Class B *                                                                                $9.16
  Class L (and redemption price)                                                           $9.17
  Class O *                                                                                $9.16
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 2.04% of net asset value per share)                        $9.35
  Class O (net asset value plus 1.01% of net asset value per share)                        $9.25
------------------------------------------------------------------------------------------------

 *Redemption price is NAV of Class B and O shares reduced by a 5.00% and 1.00%
  CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).


                      See Notes to Financial Statements.


 9 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)


For the Six Months Ended May 31, 2003

        INVESTMENT INCOME:
          Interest                                         $ 3,077,664
        ---------------------------------------------------------------
        EXPENSES:
          Investment advisory fee (Note 2)                     220,057
          Distribution plan fees (Note 7)                      182,306
          Administration fee (Note 2)                          146,705
          Shareholder communications (Note 7)                   24,628
          Custody                                               16,925
          Audit and legal                                       16,737
          Shareholder servicing fees (Note 7)                   11,958
          Registration fees                                      8,941
          Directors' fees                                        5,982
          Other                                                  2,245
        ---------------------------------------------------------------
          Total Expenses                                       636,484
          Less: Investment advisory fee waiver (Note 2)        (29,341)
        ---------------------------------------------------------------
          Net Expenses                                         607,143
        ---------------------------------------------------------------
        Net Investment Income                                2,470,521
        ---------------------------------------------------------------
        REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        AND FUTURES CONTRACTS (NOTES 5 AND 6):
         Realized Loss From:
           Investment transactions                              (4,096)
           Futures contracts                                (1,932,425)
        ---------------------------------------------------------------
          Net Realized Loss                                 (1,936,521)
        ---------------------------------------------------------------
         Change in Net Unrealized Appreciation of
         Investments and Futures Contracts:
           Beginning of period                               5,135,320
           End of period                                    11,031,520
        ---------------------------------------------------------------
          Increase in Net Unrealized Appreciation            5,896,200
        ---------------------------------------------------------------
        Net Gain on Investments and Futures Contracts        3,959,679
        ---------------------------------------------------------------
        Increase in Net Assets From Operations             $ 6,430,200
        ---------------------------------------------------------------


                      See Notes to Financial Statements.


10 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended May 31, 2003 (unaudited)
and the Year Ended November 30, 2002
                                                                      2003          2002
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $  2,470,521  $  3,874,244
  Net realized loss                                                 (1,936,521)     (153,734)
  Increase in net unrealized appreciation                            5,896,200     2,272,780
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                             6,430,200     5,993,290
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                                             (2,430,236)   (3,861,765)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                    (2,430,236)   (3,861,765)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                  50,151,416    69,841,775
  Net asset value of shares issued for reinvestment of dividends     1,687,292     2,754,019
  Cost of shares reacquired                                        (21,188,996)  (30,942,574)
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions               30,649,712    41,653,220
--------------------------------------------------------------------------------------------
Increase in Net Assets                                              34,649,676    43,784,745
NET ASSETS:
  Beginning of period                                              131,603,511    87,818,766
--------------------------------------------------------------------------------------------
  End of period*                                                  $166,253,187  $131,603,511
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                    $139,794       $99,509
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


11 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

Smith Barney Intermediate Maturity New York Municipals Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Core Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by or with the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) direct expenses are charged to the Fund and each class; investment advisory fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and ( j) estimates and


12 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders
assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly. For the six months ended May 31, 2003, SBFM waived $29,341 of its investment advisory fee.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended May 31, 2003, the Fund paid transfer agent fees of $8,953 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

Class B shares, which commenced on April 4, 2003, and are being issued with a contingent deferred sales charge ("CDSC") of 5.00%, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred.


13 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

There are maximum initial sales charges of 2.00% and 1.00% for Class A and O shares, respectively. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in aggregate. These purchases do not incur an initial sales charge. Class O shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.

Class A, B, L and O shares that are exchanged and are not already subject to a deferred sales charge, may be subject to a 1.00% deferred sales charge if redemption occurs within one year of the date of the exchange.

For the six months ended May 31, 2003, CGM received sales charges of approximately $347,000 and $4,000 on sales of the Fund's Class A and O shares, respectively. In addition, for the six months ended May 31, 2003, CDSCs paid to CGM were approximately $1,000 for Class O shares.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Fund Concentration

Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risk, associated with economic, political or legal developments or industrial or regional matters specifically affecting New York.


14 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

5. Investments

During the six months ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------------------------------
Purchases                                                    $26,715,668
------------------------------------------------------------------------
Sales                                                          1,125,300
------------------------------------------------------------------------

At May 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------------------------------
Gross unrealized appreciation                                $12,494,152
Gross unrealized depreciation                                   (191,146)
-------------------------------------------------------------------------
Net unrealized appreciation                                  $12,303,006
-------------------------------------------------------------------------

6. Futures Contracts

Securities or cash equal to the initial margin amount, which is made upon entering into the futures contract, are either deposited with the broker or segregated by the custodian. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At May 31, 2003, the Fund held the following futures contracts:

                     Number of               Basis      Market     Unrealized
                     Contracts Expiration    Value      Value         Loss
 -----------------------------------------------------------------------------
 To Sell:
 U.S. Treasury Notes    475       6/03    $55,283,202 $56,554,688 $(1,271,486)
 -----------------------------------------------------------------------------


15 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B, L and O shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, L and O shares calculated at the annual rate of 0.50%, 0.60% and 0.20% of the average daily net assets of each class, respectively. For the six months ended May 31, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                    Class A Class B Class L Class O
             ------------------------------------------------------
             Distribution Plan Fees $86,663  $228   $76,908 $18,507
             ------------------------------------------------------

For the six months ended May 31, 2003, total Shareholder Servicing fees were as follows:

                                      Class A Class B Class L Class O
           ----------------------------------------------------------
           Shareholder Servicing Fees $8,216    $1    $1,030  $2,711
           ----------------------------------------------------------

For the six months ended May 31, 2003, total Shareholder Communication expenses were as follows:

                                          Class A Class B Class L Class O
       ------------------------------------------------------------------
       Shareholder Communication Expenses $17,141   $1    $1,810  $5,676
       ------------------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                                 Six Months Ended     Year Ended
                                  May 31, 2003+   November 30, 2002*
           ---------------------------------------------------------
           Net Investment Income
           Class A                  $1,974,292        $3,356,409
           Class B                       1,183                --
           Class L                     295,606           131,866
           Class O**                   159,155           373,490
           ---------------------------------------------------------
           Total                    $2,430,236        $3,861,765
           ---------------------------------------------------------

 + For Class B shares, transactions are for the period April 4, 2003 (inception date) to May 31, 2003.
 * For Class L shares, transactions are for the period July 22, 2002 (inception date) to November 30, 2002.
** On July 22, 2002, Class L shares were renamed Class O shares.


16 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

9. Shares of Beneficial Interest

At May 31, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective July 22, 2002, the Fund redesignated the existing Class L shares as Class O shares. In addition, effective April 4, 2003 and July 22, 2002, new Class B and Class L shares were created, respectively.

Transactions in shares of each class were as follows:

                                  Six Months Ended             Year Ended
                                    May 31, 2003+          November 30, 2002*
                              ------------------------  ------------------------
                                Shares       Amount       Shares       Amount
---------------------------------------------------------------------------------
Class A
Shares sold                    4,175,731  $ 37,679,299   5,108,243  $ 45,402,799
Shares issued on reinvestment    148,039     1,335,437     265,819     2,346,218
Shares reacquired             (1,820,926)  (16,401,493) (2,632,491)  (23,271,715)
---------------------------------------------------------------------------------
Net Increase                   2,502,844  $ 22,613,243   2,741,571  $ 24,477,302
---------------------------------------------------------------------------------
Class B
Shares sold                       33,023  $    297,102          --            --
Shares issued on reinvestment        104           950          --            --
Shares reacquired                     --            --          --            --
---------------------------------------------------------------------------------
Net Increase                      33,127  $    298,052          --            --
---------------------------------------------------------------------------------
Class L
Shares sold                    1,311,469  $ 11,824,042   2,371,550  $ 21,408,054
Shares issued on reinvestment     25,093       226,632      10,826        97,192
Shares reacquired               (361,573)   (3,257,467)   (629,815)   (5,653,339)
---------------------------------------------------------------------------------
Net Increase                     974,989  $  8,793,207   1,752,561  $ 15,851,907
---------------------------------------------------------------------------------
Class O**
Shares sold                       38,912  $    350,973     345,402  $  3,030,922
Shares issued on reinvestment     13,784       124,273      35,256       310,609
Shares reacquired               (169,860)   (1,530,036)   (228,802)   (2,017,520)
---------------------------------------------------------------------------------
Net Increase (Decrease)         (117,164) $ (1,054,790)    151,856  $  1,324,011
---------------------------------------------------------------------------------

 + For Class B shares, transactions are for the period April 4, 2003 (inception date) to May 31, 2003.
 * For Class L shares, transactions are for the period July 22, 2002 (inception date) to November 30, 2002.
** On July 22, 2002, Class L shares were renamed Class O shares.

17 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                   2003/(1)(2)/   2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/   1998
------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                $ 8.92       $ 8.70    $ 8.46    $ 8.28    $ 8.76    $ 8.57
--------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income/(3)(4)/       0.15         0.33      0.37      0.39      0.38      0.40
  Net realized and
   unrealized gain (loss)/(4)/        0.24         0.22      0.24      0.18     (0.48)     0.19
--------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                           0.39         0.55      0.61      0.57     (0.10)     0.59
--------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income              (0.15)       (0.33)    (0.37)    (0.39)    (0.38)    (0.40)
--------------------------------------------------------------------------------------------
Total Distributions                  (0.15)       (0.33)    (0.37)    (0.39)    (0.38)    (0.40)
--------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                      $ 9.16       $ 8.92    $ 8.70    $ 8.46    $ 8.28    $ 8.76
--------------------------------------------------------------------------------------------
Total Return/(5)/                     4.43%++      6.45%     7.24%     7.04%    (1.18)%    7.01%
--------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)             $130,582     $104,823   $78,293   $53,248   $59,896   $54,624
--------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses/(3)/                       0.72%+       0.69%     0.65%     0.75%     0.73%     0.70%
  Net investment income/(4)/          3.47+        3.76      4.20      4.67      4.47      4.59
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  1%           8%        9%       10%       23%       53%
--------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser has waived all or part of its fees for the six months ended May 31, 2003 and for the five years ended November 30, 2002. If such fees were not waived, the per share effect on net investment income and the actual expense ratios would have been as follows:

               Per Share Decreases to                   Expense Ratios
               Net Investment Income                 Without Fee Waivers
        ------------------------------------ -----------------------------------
         2003  2002  2001  2000  1999  1998   2003  2002  2001  2000  1999  1998
        -----  ----- ----- ----- ----- ----- ----   ----  ----  ----  ----  ----
Class A $0.00* $0.01 $0.01 $0.01 $0.01 $0.02 0.76%+ 0.79% 0.79% 0.89% 0.88% 0.89%

(4) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


18 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout the period ended November 30:

Class B Shares                                                    2003/(1)(2)/
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $ 8.97
----------------------------------------------------------------------------
Income From Operations:
 Net investment income/(3)/                                           0.04
 Net realized and unrealized gain                                     0.19
----------------------------------------------------------------------------
Total Income From Operations                                          0.23
----------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                               (0.04)
----------------------------------------------------------------------------
Total Distributions                                                  (0.04)
----------------------------------------------------------------------------
Net Asset Value, End of Period                                      $ 9.16
----------------------------------------------------------------------------
Total Return/(4)++/                                                   2.62%
----------------------------------------------------------------------------
Net Assets, End of Period (000s)                                      $303
----------------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses/(3)/                                                        1.17%
 Net investment income                                                3.23
----------------------------------------------------------------------------
Portfolio Turnover Rate                                                  1%
----------------------------------------------------------------------------

(1) For the period April 4, 2003 (inception date) to May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser has waived all or part of its fees for the period ended May 31, 2003. If such fees were not waived, the per share effect on net investment income and the actual expense ratio would have been as follows:

                        Per Share Decrease to   Expense Ratio
                        Net Investment Income Without Fee Waiver
                        --------------------- ------------------
                                2003                 2003
                                ----                 ----
                Class B        $0.00*               1.21%+

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
   * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.


19 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each period ended November 30:

Class L Shares                                                     2003/(1)(2)/  2002/(2)(3)/
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 8.93        $ 8.95
------------------------------------------------------------------------------------------
Income From Operations:
 Net investment income/(4)/                                            0.13          0.09
 Net realized and unrealized gain                                      0.24          0.00*
------------------------------------------------------------------------------------------
Total Income From Operations                                           0.37          0.09
------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                                (0.13)        (0.11)
------------------------------------------------------------------------------------------
Total Distributions                                                   (0.13)        (0.11)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $ 9.17        $ 8.93
------------------------------------------------------------------------------------------
Total Return/(5)++/                                                    4.13%         1.00%
------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                    $25,008       $15,649
------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses/(4)/                                                         1.31%         1.37%
 Net investment income                                                 2.89          2.90
------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                   1%            8%
------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period July 22, 2002 (inception date) to November 30, 2002.
(4) The investment adviser has waived all or part of its fees for the six months ended May 31, 2003 and for the period ended November 30, 2002. If such fees were not waived, the per share effect on net investment income and the actual expense ratios would have been as follows:

                             Per Share Decreases to   Expense Ratios
                             Net Investment Income    Without Fee Waivers
                             ---------------------    -------------------
                              2003         2002        2003      2002
                              ----         ----        ----      ----
                     Class L $0.00*       $0.00*      1.35%+    1.41%+

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
   * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.


20 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class O Shares                   2003/(1)(2)/   2002/(2)(3)/   2001/(2)/   2000/(2)/  1999/(2)/  1998/(4)/
----------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                $ 8.92        $ 8.69       $ 8.46      $ 8.27     $ 8.76     $ 8.57
----------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income/(5)(6)/       0.14          0.31         0.35        0.37       0.37       0.38
  Net realized and
   unrealized gain (loss)/(6)/        0.24          0.23         0.23        0.19      (0.50)      0.19
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                           0.38          0.54         0.58        0.56      (0.13)      0.57
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income              (0.14)        (0.31)       (0.35)      (0.37)     (0.36)     (0.38)
----------------------------------------------------------------------------------------------------------
Total Distributions                  (0.14)        (0.31)       (0.35)      (0.37)     (0.36)     (0.38)
----------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                      $ 9.16        $ 8.92       $ 8.69      $ 8.46     $ 8.27     $ 8.76
----------------------------------------------------------------------------------------------------------
Total Return/(7)/                     4.25%++       6.30%        6.87%       6.97%     (1.49)%     6.79%
----------------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)              $10,360       $11,132       $9,526      $4,946     $4,957     $4,247
----------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses/(5)/                       1.04%+        0.95%        0.92%       0.94%      0.92%      0.89%
  Net investment income/(6)/          3.15+         3.52         3.93        4.48       4.28       4.38
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  1%            8%           9%         10%        23%        53%
----------------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On July 22, 2002, Class L shares were renamed Class O shares.
(4) On June 12, 1998, Class C shares were renamed Class L shares.
(5) The investment adviser has waived all or part of its fees for the six months ended May 31, 2003 and for the five years ended November 30, 2002. If such fees were not waived, the per share effect on net investment income and the actual expense ratios would have been as follows:

               Per Share Decreases to                   Expense Ratios
               Net Investment Income                 Without Fee Waivers
        ------------------------------------ -----------------------------------
         2003  2002  2001  2000  1999  1998   2003  2002  2001  2000  1999  1998
        -----  ----- ----- ----- ----- ----- ----   ----  ----  ----  ----  ----
Class O $0.00* $0.01 $0.01 $0.01 $0.01 $0.01 1.08%+ 1.05% 1.06% 1.08% 1.07% 1.09%

(6) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(7) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


21 Intermediate Maturity New York Municipals Fund | 2003 Semi-Annual Report to
                                 Shareholders

                                  SMITH BARNEY
                                  INTERMEDIATE
                       MATURITY NEW YORK MUNICIPALS FUND



                          TRUSTEES                 INVESTMENT ADVISER
                          Herbert Barg             AND ADMINISTRATOR
                          Dwight B. Crane          Smith Barney Fund
                          Burt N. Dorsett           Management LLC
                          R. Jay Gerken, CFA
                            Chairman               DISTRIBUTOR
                          Elliot S. Jaffe          Citigroup Global Markets Inc.
                          Stephen E. Kaufman
                          Joseph J. McCann         CUSTODIAN
                          Cornelius C. Rose, Jr.   State Street Bank and
                                                    Trust Company
                          OFFICERS
                          R. Jay Gerken, CFA       TRANSFER AGENT
                          President and Chief      Citicorp Trust Bank, fsb.
                          Executive Officer        125 Broad Street, 11th Floor
                                                   New York, New York 10004
                          Lewis E. Daidone
                          Senior Vice President    SUB-TRANSFER AGENT
                          and Chief Administrative PFPC Global Fund Services
                          Officer                  P.O. Box 9699
                                                   Providence, Rhode Island
                          Richard L. Peteka        02940-9699
                          Chief Financial Officer
                          and Treasurer

                          Joseph P. Deane
                          Vice President and
                          Investment Officer

                          Kaprel Ozsolak
                          Controller

                          Christina T. Sydor
                          Secretary

  Smith Barney Intermediate Maturity
  New York Municipals Fund




  This report is submitted for the general information of shareholders of Smith Barney Investment Trust -- Smith Barney Intermediate Maturity New York Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY INTERMEDIATE MATURITY
  NEW YORK MUNICIPALS FUND
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2401 7/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.


ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Smith Barney Investment Trust

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Investment Trust

Date: July 31, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Smith Barney Investment Trust

Date: July 31, 2003


By:  /s/ RICHARD PETEKA
     Chief Financial Officer of
     Smith Barney Investment Trust

Date: July 31, 2003